April 27, 2012

Summary Prospectus

BlackRock FundsSM  |  BlackRock Shares

>  BlackRock Exchange Portfolio

Fund	BlackRock Shares
BlackRock Exchange Portfolio	STSEX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated April 27, 2012, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Exchange Portfolio

Investment Objective

The investment objective of BlackRock Exchange Portfolio (“Exchange Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is long-term growth of capital and consequent long-term growth of income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold BlackRock Shares of Exchange Portfolio.

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	BlackRock Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.67%
Fee Waivers and Expense Reimbursements[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.62%

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus on pages 15-19, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.62% of average daily net assets until May 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in Exchange Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
BlackRock Shares	$63	$209	$368	$830

Portfolio Turnover:

Exchange Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies of the Fund

Under normal circumstances, Exchange Portfolio invests largely in a diversified and supervised portfolio of common stocks or convertible securities, believed by management to have growth potential over the years. In pursuing the Fund’s investment objective, the Fund management team seeks to minimize the recognition of capital gains. The Fund currently emphasizes companies with mid to large market capitalizations. The Fund’s investments are not, however, limited by a company’s market capitalization and the Fund may invest in companies with any market capitalization.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Exchange Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Buy and Hold Strategy Risk — Because of the Fund’s emphasis on buying and holding securities and minimizing capital gains, the Fund may hold various stocks through adverse markets without an obligation to sell them.
■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Performance Information

On January 31, 2005, Exchange Portfolio reorganized with the State Street Research Exchange Fund (the “SSR Fund”), which had an investment objective and investment strategies substantially similar to those of the Fund. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Standard & Poor’s (“S&P”) 500® Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

BlackRock Shares
ANNUAL TOTAL RETURNS1
BlackRock Exchange Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.35% (quarter ended September 30, 2009) and the lowest return for a quarter was –21.35% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 9.17%.

As of 12/31/11 Average Annual Total Returns	1 Year	5 Years[1]	10 Years[1]
BlackRock Exchange Portfolio — BlackRock Shares
Return Before Taxes	1.14%	1.40%	3.07%
Return After Taxes on Distributions	0.90%	1.12%	2.74%
Return After Taxes on Distributions and Sale of Shares	1.12%	1.13%	2.51%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	2.92%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal year ended December 31, 2009 in settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Investment Manager

Exchange Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jeffrey Lindsey, CFA	2005	Managing Director of BlackRock, Inc.
Edward Dowd	2005	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

Shares of Exchange Portfolio are currently not available for purchase.

You may redeem shares of Exchange Portfolio each day the New York Stock Exchange is open. To sell shares you should contact your financial intermediary, or, if you hold your shares through BlackRock, you should contact BlackRock by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds.

Tax Information

Exchange Portfolio’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Exchange Portfolio through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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INVESTMENT COMPANY ACT FILE #811-05742 © BlackRock Advisors, LLC SPRO-EX-BLK-0412